Investments in associates and joint ventures - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Investments in associates accounted for using equity method	£ 692	£ 670
Joint ventures held at fair value through profit or loss	171	516
Amounts provided to associates and joint ventures	0	0
Associates | Total for all joint ventures
Disclosure of associates [line items]
Unrecognised share of losses of associates and joint ventures	0	0
Commitments in relation to joint ventures and associates	474	474
Unutilised credit facilities	1,389	1,695
Business Growth Fund
Disclosure of associates [line items]
Investments in associates accounted for using equity method	678	648
Share of fair value gains (losses) on investments of associates	£ 30	£ (10)